   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  June 13, 2017 to July 12, 2017

   Commission File Number of issuing entity:  333-207074-01

   Central Index Key Number of issuing entity:  0001675928

   SG Commercial Mortgage Securities Trust 2016-C5

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-207074

   Central Index Key Number of depositor:  0001641120

   SG Commercial Mortgage Securities, LLC

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001238163

   Société Générale

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001558761

   Cantor Commercial Real Estate Lending, L.P.

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001542256

   Natixis Real Estate Capital LLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001632269

   Benefit Street Partners CRE Finance LLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001624053

   Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC)

   (Exact name of sponsor as specified in its charter)

   Jim Barnard (212) 278-6263

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   New York

   (State or other jurisdiction of incorporation or organization of the issuing entity)

   38-4006840

38-4006841

38-7145147

(I.R.S. Employer Identification No.)

   c/o Wells Fargo Bank, N.A.

   9062 Old Annapolis Road

   Columbia, MD 21045

   (Address of principal executive offices of the issuing entity) (Zip Code)

   (410) 884-2000

   (Telephone number, including area code)

   Not Applicable

   (Former name, former address, if changed since last report)

   Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1	___	___	X	___
A‑2	___	___	X	___
A‑3	___	___	X	___
A‑4	___	___	X	___
A‑SB	___	___	X	___
A‑M	___	___	X	___
B	___	___	X	___
C	___	___	X	___
X‑A	___	___	X	___
X‑B	___	___	X	___
X‑C	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 12, 2017, a distribution was made to holders of the certificates issued by SG Commercial Mortgage Securities Trust 2016-C5.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by SG Commercial Mortgage Securities, LLC (the "Depositor") and held by SG Commercial Mortgage Securities Trust 2016-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from June 13, 2017 to July 12,

2017 and there is no repurchase activity to report for that period.

The Depositor filed its latest Form ABS-15G on February 09, 2017. The CIK number of the Depositor is 0001641120.

Société Générale filed its most recent Form ABS-15G on February 09, 2017. The CIK number of Société Générale is 0001238163.

Cantor Commercial Real Estate Lending, L.P. filed its most recent Form ABS-15G on February 10, 2017. The CIK number of Cantor Commercial Real Estate Lending, L.P. is 0001558761.

Natixis Real Estate Capital LLC filed its most recent Form ABS-15G on February 13, 2017. The CIK number of Natixis Real Estate Capital LLC is 0001542256.

Benefit Street Partners CRE Finance LLC filed its most recent Form ABS-15G on February 14, 2017. The CIK number of Benefit Street Partners CRE Finance LLC is 0001632269.

Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC) filed its most recent Form ABS-15G on January 17, 2017. The CIK number of Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC) is 0001624053.

Part II - OTHER INFORMATION

Item 9.  Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for SG Commercial Mortgage Securities Trust 2016-C5, affirms the following amounts in the respective accounts:

Collection Account Beginning and Ending Balance
Prior Distribution Date:	06/12/2017	$0.00
Current Distribution Date:	07/12/2017	$0.00
*REO Account Beginning and Ending Balance
Prior Distribution Date:	06/12/2017	$0.00
Current Distribution Date:	07/12/2017	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for SG Commercial Mortgage Securities Trust 2016-C5, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	06/12/2017	$4,931.87
Current Distribution Date:	07/12/2017	$4,763.27
Interest Reserve Account Balance
Prior Distribution Date:	06/12/2017	$0.00
Current Distribution Date:	07/12/2017	$0.00
Gain-on-Sale Reserve Account Balance
Prior Distribution Date:	06/12/2017	$0.00
Current Distribution Date:	07/12/2017	$0.00

The Depositor has been informed that the securities cannot currently be held through Clearstream Banking, société anonyme.

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)             Monthly report distributed to holders of the certificates issued by SG Commercial Mortgage Securities Trust 2016-C5, relating to the July 12, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

SG Commercial Mortgage Securities, LLC

(Depositor)

/s/   Jim Barnard

Jim Barnard, Director

Date:  July 25, 2017

EXHIBIT INDEX

Exhibit Number                Description

EX 99.1                    Monthly report distributed to holders of the certificates issued by SG Commercial Mortgage Securities Trust 2016-C5, relating to the July 12, 2017 distribution.